CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Transaction costs		$ 2,645
Transfer of derivative warrant liability	$ 4,140